Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40331
Entity Registrant Name	ENTHUSIAST GAMING HOLDINGS INC. / Canada
Entity Central Index Key	0001854233
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	90 Eglinton Avenue East
Entity Address, Address Line Two	Suite 805
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4P 2Y3
City Area Code	604
Local Phone Number	785-0850
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EGLX
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	151,767,243
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG LLP
Auditor Location	Vaughan, ON, Canada
Auditor Firm ID	85
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System